UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2019

WESTERN ASSET

INTERMEDIATE-TERM

MUNICIPALS FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2019

II	Western Asset Intermediate-Term Municipals Fund

Performance review

For the six months ended September 30, 2019, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 3.40%. The Fund’s unmanaged benchmark, the Bloomberg Barclays 1–15 Year Municipal Bond Indexi, returned 2.99% for the same period. The Lipper Intermediate Municipal Debt Funds Category Averageii returned 3.14% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	3.40%
Class C	3.08%
Class I	3.47%
Class IS	3.35%
Bloomberg Barclays 1-15 Year Municipal Bond Index	2.99%
Lipper Intermediate Municipal Debt Funds Category Average	3.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2019 for Class A, Class C, Class I and Class IS shares were 1.34%, 0.78%, 1.54% and 1.59%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.50%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Western Asset Intermediate-Term Municipals Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2019, as supplemented August 13, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.61%, 1.19%, 0.46% and 0.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.35% for Class C shares, 0.43% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 18, 2019

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage

IV	Western Asset Intermediate-Term Municipals Fund

commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Barclays 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 208 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Intermediate-Term Municipals Fund	v

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2019 and March 31, 2019 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2019 and held for the six months ended September 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.40%	$1,000.00	$1,034.00	0.70%	$3.56	Class A	5.00%	$1,000.00	$1,021.50	0.70%	$3.54
Class C	3.08	1,000.00	1,030.80	1.32	6.70	Class C	5.00	1,000.00	1,018.40	1.32	6.66
Class I	3.47	1,000.00	1,034.70	0.55	2.80	Class I	5.00	1,000.00	1,022.25	0.55	2.78
Class IS	3.35	1,000.00	1,033.50	0.49	2.49	Class IS	5.00	1,000.00	1,022.55	0.49	2.48
[1]	For the six months ended September 30, 2019.

2	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.6%
Alabama — 0.7%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,190,800
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,496,000
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	3,750,000	4,060,087	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	6,500,000	7,272,005	(c)
Total Alabama				18,018,892
Alaska — 0.1%
Alaska State Housing Finance Corp.:
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,148,010
State Capital Project, Series B	4.000%	12/1/36	750,000	858,368
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	750,000	930,367
Total Alaska				2,936,745
Arizona — 2.2%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/37	700,000	818,104
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	993,412
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	2,585,000	3,382,834	(d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,294,640	(a)(b)(e)
Intel Corp. Project	5.000%	6/3/24	8,900,000	10,217,289	(a)(b)(e)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,811,740	(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,666,920
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,553,550	(e)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,252,149	(e)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,194,547	(e)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,786,096
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,766,553
Total Arizona				54,737,834

See Notes to Financial Statements.

4	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — 15.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$3,000,000	$3,541,890
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,937,016
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,575,021
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,283,678
Series A, Refunding	5.000%	5/1/29	1,255,000	1,462,125
Series A, Refunding	5.000%	5/1/30	1,700,000	1,975,621
Series A, Refunding	5.000%	5/1/31	1,850,000	2,143,688
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield +1.100%)	2.680%	4/1/24	3,000,000	3,087,750	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield +0.900%)	2.480%	5/1/23	30,000,000	30,561,000	(a)(b)
California Health Facilities Financing Authority Revenue:
Stanford Hospital, Series A, Refunding	5.000%	11/15/25	20,000,000	20,856,000	(f)
Stanford Hospital, Series B, Refunding	5.000%	11/15/25	7,465,000	7,784,502	(f)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	1,000,000	1,253,100
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	1,250,000	1,546,900
UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	7,385,400
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	4,500,000	5,341,140	(e)
Senior Lien, LINXS APM Project	5.000%	12/31/34	4,550,000	5,534,028	(e)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,649,920
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	8,190,000	8,949,213	(c)(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Diego County Water Authority Desalination Project	5.000%	7/1/39	$1,500,000	$1,818,885	(c)
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	4,000,000	4,316,480
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,729,222
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,557,985
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	10,000,000	12,181,800
Various Purpose, Refunding	5.000%	4/1/28	7,000,000	9,000,880	(g)
Various Purpose, Refunding	5.000%	9/1/35	3,500,000	4,251,555
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,137,373
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,745,000	9,493,922	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	5,963,850
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,557,760
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,325,380
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,512,976
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,420,050
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,583,270
Los Angeles, CA, Department of Airports Revenue:
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,180,750	(e)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,178,320	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,242,840	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	2,100,325	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,575,607	(e)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/37	1,775,000	2,185,913	(e)

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California —continued
Subordinated, Series C	5.000%	5/15/37	$4,925,000	$5,963,091	(e)
Subordinated, Series C	5.000%	5/15/38	2,500,000	3,018,850	(e)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series B, Refunding	5.000%	7/1/38	5,525,000	6,713,096
Series C	5.000%	7/1/36	6,450,000	7,975,812
Series C	5.000%	7/1/37	3,000,000	3,697,920
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	1,785,000	2,294,260
Series B, Refunding	5.000%	1/1/38	3,015,000	3,856,095
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/27	10,000,000	10,375,600
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	1,200,000	1,357,692	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,900,000	2,431,791
Series B	6.125%	11/1/29	18,000,000	23,076,180
Northern California Power Agency Revenue:
Lodi Energy Center, Series A	5.000%	6/1/20	2,000,000	2,052,640
Lodi Energy Center, Series A	5.000%	6/1/25	15,805,000	16,212,453	(f)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	2,000,000	2,008,620	(f)
Rancho Water District Financing Authority Revenue, Series A	4.000%	8/1/37	3,335,000	3,940,136	(d)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	6,043,673
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	670,000	725,228
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,700,000	5,400,300	(f)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	8,037,125
Series A, Refunding	5.000%	10/1/37	1,500,000	1,919,475
Series A, Refunding	5.000%	10/1/43	3,000,000	3,774,150
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	8,490,051

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series A, Refunding	5.000%	8/1/35	$3,115,000	$3,968,541
Series A, Refunding	5.000%	8/1/36	1,000,000	1,268,820
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project, Refunding	5.250%	7/1/20	1,250,000	1,288,575	(h)
Procter & Gamble Project, Refunding	5.250%	7/1/21	1,000,000	1,072,510	(h)
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,252,400
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,873,275
San Francisco, CA, City & County Airport Comm-San Francisco International Airport, Series A	5.000%	1/1/34	1,000,000	1,239,830	(e)
San Mateo, CA, Foster City Public Financing Authority Revenue	4.000%	8/1/44	3,000,000	3,419,610
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,414,000
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/36	2,300,000	2,911,823
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/43	2,000,000	2,479,940
University of California, General Revenue, Refunding	5.000%	5/15/37	4,500,000	5,576,625
Total California				374,313,322
Colorado — 3.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	527,635
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,567,550
Sisters of Charity Leavenworth Health System Inc., Series A	5.250%	1/1/25	6,000,000	6,057,840
Sisters of Charity Leavenworth Health System Inc., Series B	5.250%	1/1/25	6,735,000	6,799,925
Sisters of Charity Leavenworth Health System Inc., Series B	5.000%	1/1/30	13,500,000	13,621,905

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Denver, CO, City & County Special Facility
Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	$4,800,000	$5,259,552	(e)
E-470 Public Highway Authority Revenue, CO:
Series C	5.250%	9/1/25	7,105,000	7,347,565
Series C	5.375%	9/1/26	3,000,000	3,105,540
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	14,210,000	15,630,716
Series 2008	6.250%	11/15/28	8,000,000	10,266,880
Regional Transportation District, CO, COP:
Series A	5.000%	6/1/25	9,135,000	9,362,462	(f)
Series A, Unrefunded	5.000%	6/1/25	865,000	884,791
Total Colorado				85,432,361
Connecticut — 1.2%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,383,208
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,374,140
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	6,043,650
Connecticut State, GO:
Series A	5.000%	4/15/28	3,700,000	4,630,032
Series A	5.000%	4/15/30	750,000	949,763
Series E	5.000%	10/15/34	2,900,000	3,453,233
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,148,597
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,545,420
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,778,006
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,526,255
Total Connecticut				29,832,304
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,202,870
District of Columbia — 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	300,000	315,996

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	$500,000	$547,320
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	541,325
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,738,858
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,908,800
Total District of Columbia				12,052,299
Florida — 5.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,115,628	(e)
Series 2017	5.000%	10/1/42	1,500,000	1,789,455	(e)
Series O, Refunding	5.000%	10/1/24	3,000,000	3,009,090
Series O, Refunding	5.375%	10/1/29	12,000,000	12,040,800
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	12,777,427	(e)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,753,080
Series A, Refunding	5.000%	7/1/28	5,500,000	6,534,385
Series A, Refunding	5.000%	7/1/30	5,000,000	5,908,100
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,516,600
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,210,370
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	2,014,343
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,267,837
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	2,109,304	(c)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,341,740
Series A, Refunding	5.000%	10/1/27	3,000,000	3,502,110
Series A, Refunding	5.000%	10/1/28	1,000,000	1,166,130
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	5,238,300
Lee County, FL, Airport Revenue:
Series A, Refunding, AGM	5.000%	10/1/21	12,245,000	12,455,247	(e)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,136,560	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	385,000	399,187	(f)
Miami International Airport	5.000%	10/1/29	4,615,000	4,787,370	(f)

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	$3,000,000	$3,461,400
Series B, Refunding	5.000%	7/1/25	3,730,000	4,296,289
Series B, Refunding	5.000%	7/1/26	1,700,000	1,949,713
Series B, Refunding	5.000%	7/1/27	2,350,000	2,690,586
Series B, Refunding	5.000%	7/1/28	1,000,000	1,143,460
Series B, Refunding	5.000%	7/1/30	2,500,000	2,857,250
Series B, Refunding	5.000%	7/1/31	2,750,000	3,139,042
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,229,090
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	763,378
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,210,212
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,180,057
Sterling Hill, FL, Community Development District, Special Assessment Revenue, Series B	5.500%	11/1/10	560,651	358,816	*(i)
Total Florida				128,352,356
Georgia — 1.7%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, Series A, NATL	5.000%	12/1/19	1,770,000	1,775,576
Zoo, Series A, NATL	5.000%	12/1/20	1,860,000	1,865,896
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,921,540
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,719,046
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	932,547
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,690,575
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	2,024,624
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,366,825

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Subordinated, Series E, LIQ -Royal Bank of Canada (SIFMA Municipal Swap Index Yield +0.570%)	2.150%	12/1/23	$13,500,000	$13,397,265	(a)(b)
Main Street Natural Gas Inc., GA, Gas Supply Revenue, Series B	5.000%	3/15/21	7,110,000	7,437,913
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,306,380
Total Georgia				41,438,187
Illinois — 9.6%
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	1,870,000	2,142,908
Series C, Refunding	5.000%	12/1/24	2,500,000	2,809,450
Series C, Refunding	5.000%	12/1/25	1,000,000	1,139,950
Chicago, IL, Board of Education, Special Tax Revenue:
Dedicated Capital Improvement	5.000%	4/1/36	1,270,000	1,471,524
Dedicated Capital Improvement	5.000%	4/1/37	1,400,000	1,617,462
Dedicated Capital Improvement	5.000%	4/1/42	1,700,000	1,917,906
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	720,000	805,176
Series 2005D, Refunding	5.500%	1/1/34	3,180,000	3,578,613
Series A	5.000%	1/1/40	7,075,000	8,058,991
Series A	5.000%	1/1/44	2,200,000	2,487,034
Series A, Refunding	5.000%	1/1/34	2,350,000	2,540,303
Series B	5.500%	1/1/30	3,975,000	4,524,464
Series B, Refunding	5.500%	1/1/31	2,000,000	2,267,900
Series B, Refunding	5.500%	1/1/32	2,000,000	2,260,200
Series C, Refunding	5.000%	1/1/25	2,765,000	3,103,602
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,441,307
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,480,428
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,581,122
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,656,420
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,823,504
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,905,437
Series B, Green Bond	5.000%	12/1/32	1,735,000	2,000,663
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,095,712
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,196,137

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, O’Hare International Airport Revenue:
General, Third Lien, Series B	5.000%	1/1/22	$4,000,000	$4,186,520	(f)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	9,082,453
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,598,154
Series A, Refunding	5.000%	1/1/33	2,000,000	2,290,220	(e)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,213,700
Series B, Refunding	5.000%	1/1/34	10,505,000	12,152,919
Series C	5.000%	1/1/30	6,010,000	6,932,775	(e)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,774,965	(e)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,825,935
Second Lien	5.000%	1/1/31	1,500,000	1,666,650
Second Lien	5.000%	1/1/32	1,000,000	1,108,340
Second Lien	5.000%	1/1/33	1,035,000	1,143,582
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,656,920
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,027,421
Second Lien Project	5.000%	11/1/31	2,000,000	2,269,900
Second Lien Project	5.000%	11/1/33	1,500,000	1,696,845
Second Lien Project	5.000%	11/1/34	1,000,000	1,129,580
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,442,780
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,205,440
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	664,268
Property Tax	5.000%	1/1/30	885,000	1,063,257
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	803,117
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,677,800
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	9,061,760
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,738,990
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	598,878
Series A, Refunding, AGM	5.000%	4/1/28	475,000	576,850

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State, GO:
Series 2016	5.000%	11/1/33	$3,150,000	$3,531,685
Series 2016	5.000%	1/1/35	4,665,000	5,161,869
Series 2016, Refunding	5.000%	2/1/26	9,620,000	10,922,259
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,510,860
Series A	5.000%	12/1/42	4,745,000	5,305,764
Series A, Refunding	5.000%	10/1/27	12,805,000	14,788,623
Series A, Refunding	5.000%	10/1/28	4,000,000	4,677,400
Series B, Refunding	5.000%	10/1/27	3,000,000	3,464,730
Series C	5.000%	11/1/29	2,800,000	3,199,224
Series D	5.000%	11/1/26	2,750,000	3,121,057
Series D	5.000%	11/1/28	1,000,000	1,142,790
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Refunding	5.000%	12/15/28	2,000,000	2,323,900
McCormick Place Expansion Project, Refunding	5.000%	12/15/30	625,000	717,744
Regional Transportation Authority, IL, Revenue, Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,994,817
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,115,417
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,429,775
Series C, Refunding	5.000%	3/15/26	1,800,000	2,057,220
Total Illinois				237,961,366
Indiana — 2.7%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,750,000	2,862,420	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	2,500,000	2,508,875	(a)(b)
Indiana State Finance Authority Revenue, Trinity Health, Series B, Refunding	5.000%	12/1/28	5,000,000	5,205,800	(f)
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp., Refunding	6.000%	12/1/19	12,000,000	12,079,080
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	7,099,020
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,723,280

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/38	$1,000,000	$1,144,170
Courthouse and Jail Project, Series A	4.000%	2/1/44	11,300,000	12,665,153
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,488,740	(e)
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,900,000	3,464,891	(e)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	800,000	874,384	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,371,120
Total Indiana				66,486,933
Iowa — 0.4%
Iowa State Finance Authority Health Care Facilities Revenue:
Genesis Health System	5.000%	7/1/20	2,500,000	2,563,950
Genesis Health System	5.000%	7/1/21	3,025,000	3,106,282	(f)
Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,174,380
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,850,000	1,877,010
Total Iowa				8,721,622
Kansas — 0.2%
Kansas State Development Finance Authority Revenue:
Sisters of Charity of Leavenworth Health System	5.250%	1/1/25	2,605,000	2,629,123	(f)
Sisters of Charity of Leavenworth Health System, Unrefunded	5.250%	1/1/25	395,000	398,859
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	873,386
Total Kansas				3,901,368
Kentucky — 1.8%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,973,950	(a)(b)(e)
Carroll County, KY, Pollution Control Revenue, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,969,340	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B	2.700%	11/10/21	$11,000,000	$11,229,240	(a)(b)
Owensboro Medical Health System Inc., Series A	5.250%	6/1/23	1,835,000	1,881,242	(f)
Kentucky State PEA, Gas Supply Revenue, Series B	4.000%	1/1/25	13,750,000	15,202,550	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,770,216
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,230,820
Louisville/Jefferson County Metropolitan Government, Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,250,945	(a)(b)
Total Kentucky				44,508,303
Louisiana — 0.8%
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,901,209
Refunding, AGM	5.000%	12/1/29	2,000,000	2,373,700
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,545,500	(a)(b)
St. John Parish the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,780,937	(a)(b)(d)
Total Louisiana				19,601,346
Maryland — 1.3%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	1,750,000	1,975,243
Series A	4.000%	7/1/44	3,250,000	3,671,330
Maryland State EDC, EDR:
Terminal Project, Series B	5.375%	6/1/25	5,055,000	5,189,968	(f)
Transportation Facilities Project, Series A	5.125%	6/1/20	1,690,000	1,732,335	(h)
Transportation Facilities Project, Series A	5.375%	6/1/25	7,500,000	7,700,250	(f)
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	718,656
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,705,956
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,868,060

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	$1,000,000	$1,202,430
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	5,250,000	6,948,270
Total Maryland				32,712,498
Massachusetts — 1.8%
Berkshire, MA, Wind Power Cooperative Corp. Revenue:
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	500,000	617,595
Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/30	440,000	540,597
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,266,570
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,525,940
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,259,190
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,227,478
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	1,035,000	1,314,336
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,526,536
Dana-Farber Cancer Institute, Series S	5.000%	12/1/34	2,000,000	2,421,300
Foxborough Regional Charter, Refunding	5.000%	7/1/37	1,000,000	1,144,540
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,841,475
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,583,941
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,458,656
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,617,732
Wellforce Issue, Series A	5.000%	7/1/39	500,000	601,715
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation, AGC	6.000%	11/15/28	1,500,000	1,508,385	(f)
UMass Memorial Health Care Inc., Series G	5.000%	7/1/20	2,500,000	2,562,075
Massachusetts State Port Authority Revenue, Series A	5.000%	7/1/33	4,880,000	6,160,171	(e)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,848,050
Total Massachusetts				44,026,282

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 3.4%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	$2,000,000	$2,244,860
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,509,827
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,231,145
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,373,405
Michigan State Building Authority Revenue, Facilities Program, Series II, AGM	5.000%	10/15/26	5,000,000	5,006,700
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	7,780,000	8,246,333	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,238,820
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,304,060
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,774,755
Local Government Loan Program, Detroit Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,750,125
Local Government Loan Program, Detroit, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,423,375
Local Government Loan Program, Detroit, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,249,333
Local Government Loan Program, Detroit, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	815,115
Trinity Health Corp., Series A, Prerefunded	5.000%	12/1/27	40,000	41,694	(f)
Trinity Health Corp., Series A, Unrefunded	5.000%	12/1/27	4,460,000	4,637,419
Michigan State Finance Authority, Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,697,187
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/49	6,500,000	6,488,755	(e)

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
I-75 Improvement Project	5.000%	12/31/43	$4,000,000	$4,785,760	(e)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,383,601
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,898,497
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,292,715
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,154,400
Total Michigan				83,547,881
Minnesota — 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, C-1, AGC	5.000%	2/15/30	4,000,000	4,044,720
Missouri — 0.6%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,827,540	(e)
Kansas City, MO, Industrial Development Authority, Kansas City International Airport Terminal Modernization Project:
Series B	5.000%	3/1/35	3,250,000	3,990,025	(e)
Series B	5.000%	3/1/36	4,000,000	4,893,120	(e)
Kansas City, MO, Industrial Development Authority, Senior Living Facilities Revenue, Kingswood Project, Refunding	5.750%	11/15/36	1,460,000	1,344,937	(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,700,000	1,939,581
Total Missouri				13,995,203
Nebraska — 0.2%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	5,940,990
Nevada — 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,149,050
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,510,230	(a)(b)(e)
New Jersey — 6.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,134,420
Refunding, AGM	5.000%	11/1/27	1,500,000	1,695,045

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Refunding, AGM	5.000%	11/1/29	$1,500,000	$1,687,020
Refunding, AGM	5.000%	11/1/31	1,000,000	1,121,140
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,403,440
New Jersey State EDA Revenue:
Provident Group -Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,658,360
Provident Group -Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,915,113
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,484,350
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,837,615
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,151,640
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield +1.600%)	3.180%	3/1/28	20,000,000	20,078,000	(b)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	13,156,589
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	12,311,364
New Jersey State EDA, Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,476,820
New Jersey State EDA, Special Facilities Revenue:
New Jersey American Water Co., Series C, Refunding	5.100%	6/1/23	6,075,000	6,199,294	(e)
New Jersey American Water Co., Series E, Refunding	4.700%	12/1/25	6,750,000	6,961,005	(e)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,700,000	1,981,469	(e)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,751,545
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,330,660
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,389,420
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,500,000	1,719,120
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,668,570

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Series BB	4.000%	6/15/36	$3,750,000	$4,017,262	(d)
Transportation System, Series B	5.250%	6/15/24	7,000,000	7,422,450
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,749,150
Series A, Refunding	5.000%	1/1/33	10,230,000	12,177,894
Series G, Refunding	5.000%	1/1/35	4,345,000	5,346,218
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,888,235
Series A, Refunding	5.000%	6/1/36	3,000,000	3,576,450
Total New Jersey				147,289,658
New Mexico — 0.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,187,208
Farmington, NM, PCR:
Arizona Public Service Co., Series B, Refunding	4.700%	9/1/24	16,000,000	16,514,720
Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,983,078	(a)(b)
Total New Mexico				19,685,006
New York — 9.2%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	15,640,000	15,851,140	(f)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	12,218,500
Long Island, NY, Power Authority, Series B, Refunding	5.000%	9/1/32	5,820,000	7,052,443
MTA, NY, Transportation Revenue:
Series D	5.000%	11/15/25	5,000,000	5,410,650	(f)
Series G	5.250%	11/15/22	6,000,000	6,276,900	(f)
Series G	5.250%	11/15/24	22,995,000	24,056,219	(f)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam at Harborside, Series A	5.875%	1/1/23	878,494	886,945
Amsterdam at Harborside, Series C	2.000%	1/1/49	105,485	17,141
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,732,210
Subordinated, Subseries FF-2, Refunding	4.000%	6/15/37	4,000,000	4,633,320

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	$2,500,000	$2,952,300
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,710,080
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,207,400
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	10,000,000	12,518,300
Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,471,203
State Supported, Series A	5.000%	3/15/40	6,000,000	7,226,160
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series A, Refunding	5.000%	3/15/44	9,565,000	11,840,131
Series A	5.000%	2/15/43	5,810,000	6,895,250
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,356,845
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,495,514
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	296,413
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,502,574
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	2,023,740
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	710,000	746,480	(e)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	3,885,000	4,077,851	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	11,250,000	13,592,700	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,124,090	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	14,324,324	(e)

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	$8,000,000	$8,558,720	(e)
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,792,900	(e)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,789,950	(e)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,961,600
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal, LLC Project	5.000%	12/1/20	1,365,000	1,398,047
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	3,031,432
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute, Series A	5.000%	9/1/30	3,000,000	3,095,130
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,454,500
Total New York				228,579,102
North Carolina — 0.9%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	2,970,835
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,404,953
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,902,915
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,264,490
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,711,185
North Carolina State Limited Obligation Revenue:
Series A	5.000%	5/1/31	4,215,000	5,460,870
Series A	5.000%	5/1/32	2,000,000	2,580,940
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	350,000	418,929
North Carolina State Turnpike Authority Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	603,255
Wake County, NC, Limited Obligation	4.000%	9/1/38	3,605,000	4,178,663
Total North Carolina				22,497,035

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — 0.6%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	$2,250,000	$2,842,200
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,573,613
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	3,350,000	3,914,274
Ohio Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	11/1/42	4,250,000	4,283,065	(d)(e)
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,240,720
Total Ohio				13,853,872
Oklahoma — 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	1,081,384	8,975	*(j)
Oregon — 1.0%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/30	3,170,000	3,863,818
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/36	2,000,000	2,401,940
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,359,700
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/20	5,000,000	5,110,250
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,572,048
Port of Portland, OR, Airport Revenue, Series 24B	5.000%	7/1/42	1,530,000	1,799,265	(e)

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	$1,250,000	$1,555,088
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,700,110
Total Oregon				25,362,219
Pennsylvania — 3.7%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	467,068
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	432,746
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center, (SIFMA Municipal Swap Index Yield +1.500%)	3.080%	7/1/22	7,500,000	7,566,975	(a)(b)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,842,875
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	2,000,000	2,259,520
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	2,500,000	2,822,550
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,127,570
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,536,280
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	5,929,722	(f)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,750,000	1,772,873	(a)(b)(e)
Pennsylvania State Higher EFA Revenue, UPMC, Series E	5.000%	5/15/31	9,200,000	9,397,064
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.250%	12/1/31	6,750,000	7,329,083	(f)
Pennsylvania State, GO, Refunding	5.000%	7/15/29	9,500,000	12,321,595
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,640,811	(e)
Series A, Refunding	5.000%	6/15/34	6,955,000	8,005,970	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Refunding	5.000%	10/1/30	$3,500,000	$4,524,835
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,633,400
Series B	5.000%	2/1/36	1,500,000	1,875,435
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,690,610
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,649,279
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,919,576
Total Pennsylvania				91,745,837
Puerto Rico — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	3,410,000	3,576,237
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	950,000	760,000	*(j)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	2,768,000	*(j)
Series TT	5.000%	7/1/37	4,750,000	3,800,000	*(j)
Series WW	5.500%	7/1/38	800,000	643,000	*(j)
Series XX	5.250%	7/1/40	3,250,000	2,608,125	*(j)
Series ZZ, Refunding	5.000%	7/1/18	250,000	194,688	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	296,925	*(j)
Total Puerto Rico				14,646,975
Rhode Island — 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	175,000	175,574
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,976,225
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,375,020
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,858,079
Total Rhode Island				7,384,898

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	$3,500,000	$4,134,585
Refunding	5.000%	12/1/30	2,250,000	2,650,950
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,447,816	(e)
Series 2018	5.000%	7/1/37	2,000,000	2,411,060	(e)
Total South Carolina				12,644,411
Tennessee — 4.1%
Memphis-Shelby County, TN, Airport Authority Revenue:
Series C	5.000%	7/1/20	6,390,000	6,553,968	(e)
Series C	5.000%	7/1/21	4,795,000	5,082,364	(e)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	3,200,000	3,864,096
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,811,295
Tennessee Energy Acquisition Corp., Gas Revenue:
Series A	5.250%	9/1/20	31,000,000	31,973,090
Series A	5.250%	9/1/23	15,000,000	16,873,350
Series A	5.250%	9/1/24	6,885,000	7,933,379
Series C	5.000%	2/1/24	25,000,000	28,111,000
Total Tennessee				102,202,542
Texas — 11.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	789,094
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,104,652
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	842,401
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,214,737
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,154,733	(e)
Series B	5.000%	11/15/30	5,640,000	7,185,980	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	$1,500,000	$1,897,695
GO	5.000%	2/15/30	2,000,000	2,513,120
GO	5.000%	2/15/31	2,250,000	2,815,065
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	11,406,000
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,383,000
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,953,575
Series A, Refunding	5.000%	12/1/35	5,000,000	5,960,200
Series A, Refunding	5.000%	12/1/36	4,250,000	5,055,842
Frisco, TX, Independent School District:
Series D, Refunding, PSF-GTD	4.000%	8/15/41	1,500,000	1,718,610
Series D, Refunding, PSF-GTD	4.000%	8/15/42	1,100,000	1,258,048
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,146,345
Refunding	5.000%	2/1/26	2,000,000	2,079,100
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,066,630	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	742,128
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,518,840
Houston, TX, Public Improvement Project, Series 2019, Refunding	5.000%	3/1/31	10,535,000	13,429,807
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,500,000	1,801,155	(e)
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	5,403,465	(e)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,266,907	(e)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,769,098	(e)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,106,408
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,265,678
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,810,950
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,806,950

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Hurst-Euless-Bedford, TX, Independent School District, GO, PSF-GTD	4.000%	8/15/41	$1,000,000	$1,138,710
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	545,000	546,717
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,494,663	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,833,459	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,388,717	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,431,431	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	285,075
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,980,975
First Tier, Series A, Refunding	5.000%	1/1/34	700,000	953,092
First Tier, Series A, Refunding	5.000%	1/1/35	400,000	549,404
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	603,445
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,570,176
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	20,091,198
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,548,760
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,314,240	(e)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,202,167	(e)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,281,025	(e)
Prosper, TX, ISD:
Unlimited Tax School Building, PSF - GTD	5.000%	2/15/41	3,290,000	4,100,952
Unlimited Tax School Building, PSF - GTD	5.000%	2/15/44	5,250,000	6,499,395
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,134,060
Socorro, TX, ISD, GO, School Building, PSF - GTD, PSF - GTD	5.000%	8/15/41	5,200,000	6,269,952
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,116,310

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	$1,890,000	$2,195,462
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,323,520
Refunding	4.000%	2/1/36	2,325,000	2,686,817
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	22,885,000	26,708,168
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/19	5,000,000	5,034,000
Series 2012	5.000%	12/15/20	5,750,000	5,976,550
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	13,010,000	15,883,649
University of Texas, TX, System Revenue, Financing System Board of Regents Series B	5.000%	8/15/29	9,500,000	12,521,380
West Harris County Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,384,865
Total Texas				291,514,547
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,496,526
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,565,000	3,565,000
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	750,000	750,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,650,000	3,668,433
Total U.S. Virgin Islands				9,479,959
Utah — 0.2%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,611,820	(e)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,486,681
Total Utah				5,098,501

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Vermont — 0.1%
University of Vermont &State Agricultural College, Series A	5.000%	10/1/44	$1,000,000	$1,247,320
Virginia — 1.0%
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,730,655
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,921,198	(e)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,981,452	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	3,164,422	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	4,224,448	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,585,310	(e)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	5,117,219	(e)
Total Virginia				24,724,704
Washington — 1.7%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,977,900
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	10,204,335
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	11,984,100
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,961,818	(e)
Series 2019	5.000%	4/1/32	2,775,000	3,465,254	(e)
Series A	5.000%	5/1/36	4,000,000	4,778,400	(e)
Port of Seattle, WA, Revenue, Series B, Refunding	5.000%	9/1/24	2,300,000	2,452,214	(e)
Total Washington				42,824,021
West Virginia — 0.7%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,664,840	(a)(b)(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — continued
West Virginia State Higher Education Policy Commission Revenue, Higher Education Facilities, Series A	5.000%	4/1/26	$6,440,000	$6,560,299	(f)
West Virginia University, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,857,750	(a)(b)
Total West Virginia				18,082,889
Wisconsin — 1.3%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,907,634
Series A, Refunding	5.000%	11/1/32	2,000,000	2,312,300
Series A, Refunding	5.000%	11/1/33	2,000,000	2,309,200
Series A, Refunding	5.000%	11/1/34	2,000,000	2,304,780
Milwaukee County, WI, Airport Revenue:
Series B, Refunding	4.000%	12/1/21	1,700,000	1,706,970	(e)
Series B, Refunding	5.000%	12/1/22	1,345,000	1,352,774	(e)
Series B, Refunding	5.000%	12/1/23	1,000,000	1,005,760	(e)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,361,008	(c)
Public Finance Authority, WI, Revenue, Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,500,000	1,617,840	(c)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,390,620
Wisconsin State Health & Educational Facilities Authority Revenue, Children’s Hospital, Series B	5.500%	8/15/29	5,950,000	6,041,214	(f)
Total Wisconsin				33,310,100
Total Municipal Bonds (Cost — $2,297,956,269)				2,437,607,533
Collateralized Mortgage Obligations (k) — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC),
Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	6/15/22	7,353,047	7,388,195	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	6/15/22	4,136,089	4,155,859	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $11,489,136)				11,544,054

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security			Shares	Value
Statutory Trust Certificates — 0.0%
CMS Liquidating Trust (Cost — $989,420)			200	$472,236	*(l)(m)
Total Investments before Short-Term Investments (Cost — $2,310,434,825)				2,449,623,823

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.1%
Municipal Bonds — 0.1%
Minnesota — 0.0%
Minneapolis, Minneapolis & St. Paul, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	1.570%	11/15/34	$100,000	100,000	(n)(o)
New York — 0.0%
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.610%	11/1/39	400,000	400,000	(e)(n)(o)
New York State HFA Revenue, 250 West 93rd Street, Series 2005-A, LOC - Landesbank Hessen-Thuringen	1.530%	11/1/38	100,000	100,000	(e)(n)(o)
Total New York				500,000
Pennsylvania — 0.0%
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	1.600%	12/1/39	700,000	700,000	(n)(o)
South Carolina — 0.0%
North Charleston, SC, Charleston Naval Complex, SPA - Bank of America N.A.	1.580%	9/1/37	700,000	700,000	(n)(o)
Texas — 0.1%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	1.800%	6/1/30	1,210,000	1,210,000	(e)(n)(o)
Wisconsin — 0.0%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	1.750%	4/1/48	100,000	100,000	(n)(o)
Total Short-Term Investments (Cost — $3,310,000)				3,310,000
Total Investments — 99.2% (Cost — $2,313,744,825)				2,452,933,823
Other Assets in Excess of Liabilities — 0.8%				20,033,089
Total Net Assets — 100.0%				$2,472,966,912

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

September 30, 2019

Western Asset Intermediate-Term Municipals Fund

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	The maturity principal is currently in default as of September 30, 2019.

(j)	The coupon payment on these securities is currently in default as of September 30, 2019.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation — Insured Bonds

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFC	— Public Facilities Corporation

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SCAGO	— South Carolina Association of Government Organizations

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

UPMC	— University of Pittsburgh Medical Center

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	213	12/19	$41,999,167	$40,876,031	$1,123,136

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	35

Statement of assets and liabilities (unaudited)

September 30, 2019

Assets:
Investments, at value (Cost — $2,313,744,825)	$2,452,933,823
Cash	13,186
Interest receivable	28,987,625
Receivable for securities sold	18,472,800
Receivable for Fund shares sold	3,049,024
Other assets	458
Prepaid expenses	86,668
Total Assets	2,503,543,584

Liabilities:
Payable for securities purchased	25,353,783
Payable for Fund shares repurchased	3,595,955
Investment management fee payable	671,353
Distributions payable	285,222
Service and/or distribution fees payable	247,960
Payable to broker — variation margin on open futures contracts	13,313
Trustees’ fees payable	10,337
Accrued expenses	398,749
Total Liabilities	30,576,672
Total Net Assets	$2,472,966,912

Net Assets:
Par value (Note 7)	$3,823
Paid-in capital in excess of par value	2,411,713,518
Total distributable earnings (loss)	61,249,571
Total Net Assets	$2,472,966,912

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Net Assets:
Class A	$666,878,088
Class C	$268,312,715
Class I	$1,296,491,807
Class IS	$ 241,284,302

Shares Outstanding:
Class A	103,106,134
Class C	41,427,346
Class I	200,489,217
Class IS	37,281,097

Net Asset Value:
Class A (and redemption price)	$6.47
Class C (and redemption price)	$6.48
Class I (and redemption price)	$6.47
Class IS (and redemption price)	$6.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.62

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	37

Statement of operations (unaudited)

For the Six Months Ended September 30, 2019

Investment Income:
Interest	$44,284,708

Expenses:
Investment management fee (Note 2)	5,548,210
Service and/or distribution fees (Notes 2 and 5)	1,679,368
Transfer agent fees (Note 5)	865,766
Registration fees	90,893
Legal fees	62,242
Fund accounting fees	46,397
Trustees’ fees	29,312
Audit and tax fees	29,300
Shareholder reports	23,793
Insurance	15,792
Commitment fees (Note 8)	13,314
Custody fees	10,637
Interest expense	804
Miscellaneous expenses	20,462
Total Expenses	8,436,290
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(115,914)
Net Expenses	8,320,376
Net Investment Income	35,964,332

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	3,229,460
Futures contracts	(7,107,565)
Net Realized Loss	(3,878,105)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	43,950,002
Futures contracts	2,381,817
Change in Net Unrealized Appreciation (Depreciation)	46,331,819
Net Gain on Investments and Futures Contracts	42,453,714
Increase in Net Assets From Operations	$78,418,046

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2019 (unaudited) and the Year Ended March 31, 2019	September 30	March 31

Operations:
Net investment income	$35,964,332	$78,503,006
Net realized loss	(3,878,105)	(9,666,134)
Change in net unrealized appreciation (depreciation)	46,331,819	21,676,916
Increase in Net Assets From Operations	78,418,046	90,513,788

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(35,759,462)	(78,356,082)
Decrease in Net Assets From Distributions to Shareholders	(35,759,462)	(78,356,082)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	418,949,772	972,831,433
Reinvestment of distributions	33,969,977	74,360,362
Cost of shares repurchased	(392,324,970)	(1,286,585,684)
Increase (Decrease) in Net Assets From Fund Share Transactions	60,594,779	(239,393,889)
Increase (Decrease) in Net Assets	103,253,363	(227,236,183)

Net Assets:
Beginning of period	2,369,713,549	2,596,949,732
End of period	$2,472,966,912	$2,369,713,549

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	39

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$6.35	$6.31	$6.38	$6.61	$6.63	$6.49

Income (loss) from operations:
Net investment income	0.09	0.20	0.20	0.20	0.21	0.21
Net realized and unrealized gain (loss)	0.12	0.04	(0.07)	(0.23)	(0.02)	0.13
Total income (loss) from operations	0.21	0.24	0.13	(0.03)	0.19	0.34

Less distributions from:
Net investment income	(0.09)	(0.20)	(0.20)	(0.20)	(0.21)	(0.20)
Total distributions	(0.09)	(0.20)	(0.20)	(0.20)	(0.21)	(0.20)

Net asset value, end of period	$6.47	$6.35	$6.31	$6.38	$6.61	$6.63
Total return[3]	3.40%	3.88%	2.09%	(0.43)%	2.88%	5.37%

Net assets, end of period (millions)	$667	$515	$585	$638	$1,331	$1,324

Ratios to average net assets:
Gross expenses	0.70%[4]	0.76%	0.75%	0.75%	0.74%	0.75%
Net expenses	0.70 [4,5]	0.76 [6]	0.75 [6]	0.75 [6]	0.74	0.75
Net investment income	2.96 [4]	3.18	3.19	3.12	3.17	3.11

Portfolio turnover rate	13%	22%	15%	17%	8%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$6.36	$6.32	$6.38	$6.62	$6.64	$6.50

Income (loss) from operations:
Net investment income	0.08	0.16	0.17	0.17	0.17	0.17
Net realized and unrealized gain (loss)	0.12	0.04	(0.06)	(0.24)	(0.02)	0.14
Total income (loss) from operations	0.20	0.20	0.11	(0.07)	0.15	0.31

Less distributions from:
Net investment income	(0.08)	(0.16)	(0.17)	(0.17)	(0.17)	(0.17)
Total distributions	(0.08)	(0.16)	(0.17)	(0.17)	(0.17)	(0.17)

Net asset value, end of period	$6.48	$6.36	$6.32	$6.38	$6.62	$6.64
Total return[3]	3.08%	3.27%	1.50%	(0.99)%	2.29%	4.77%

Net assets, end of period (millions)	$268	$433	$520	$648	$714	$730

Ratios to average net assets:
Gross expenses	1.32%[4]	1.34%	1.33%	1.32%	1.32%	1.32%
Net expenses	1.32 [4,5]	1.34	1.33 [6]	1.32 [6]	1.32	1.32
Net investment income	2.36 [4]	2.60	2.61	2.55	2.59	2.54

Portfolio turnover rate	13%	22%	15%	17%	8%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$6.35	$6.31	$6.38	$6.61	$6.62	$6.49

Income (loss) from operations:
Net investment income	0.10	0.21	0.21	0.21	0.22	0.22
Net realized and unrealized gain (loss)	0.12	0.04	(0.07)	(0.23)	(0.01)	0.12
Total income (loss) from operations	0.22	0.25	0.14	(0.02)	0.21	0.34

Less distributions from:
Net investment income	(0.10)	(0.21)	(0.21)	(0.21)	(0.22)	(0.21)
Total distributions	(0.10)	(0.21)	(0.21)	(0.21)	(0.22)	(0.21)

Net asset value, end of period	$6.47	$6.35	$6.31	$6.38	$6.61	$6.62
Total return[3]	3.47%	4.04%	2.24%	(0.28)%	3.18%	5.37%

Net assets, end of period (millions)	$1,296	$1,222	$1,492	$1,344	$632	$521

Ratios to average net assets:
Gross expenses	0.57%[4]	0.61%	0.62%	0.64%	0.65%	0.62%
Net expenses[5,6]	0.55 [4]	0.60	0.60	0.60	0.60	0.60
Net investment income	3.11 [4]	3.33	3.34	3.28	3.31	3.26

Portfolio turnover rate	13%	22%	15%	17%	8%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

See Notes to Financial Statements.

42	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2019[3]

Net asset value, beginning of period	$6.36	$6.26

Income from operations:
Net investment income	0.10	0.11
Net realized and unrealized gain	0.11	0.11
Total income from operations	0.21	0.22

Less distributions from:
Net investment income	(0.10)	(0.12)
Total distributions	(0.10)	(0.12)

Net asset value, end of period	$6.47	$6.36
Total return[4]	3.35%	3.48%

Net assets, end of period (millions)	$241	$200

Ratios to average net assets:
Gross expenses[5]	0.49%	0.53%
Net expenses[5,6]	0.49	0.53
Net investment income[5]	3.17	3.42

Portfolio turnover rate	13%	22%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2019 (unaudited).

[3]	For the period ended September 18, 2018 (inception date) to March 31, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	For the year ended March 31, 2019.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

44	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,437,607,533	—	$2,437,607,533
Collateralized Mortgage Obligations	—	11,544,054	—	11,544,054
Statutory Trust Certificates	—	—	$472,236	472,236
Total Long-Term Investments	—	2,449,151,587	472,236	2,449,623,823
Short-Term Investments†	—	3,310,000	—	3,310,000
Total Investments	—	$2,452,461,587	$472,236	$2,452,933,823
Other Financial Instruments:
Futures Contracts	$1,123,136	—	—	$1,123,136
Total	$1,123,136	$2,452,461,587	$472,236	$2,454,056,959

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

46	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

As of September 30, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

48	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, effective August 13, 2019, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Prior to August 13, 2019, the Fund paid an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, effective August 13, 2019, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

Prior to August 13, 2019, as a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.60% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

During the six months ended September 30, 2019, fees waived and/or expenses reimbursed amounted to $115,914.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate effective September 13, 2019 ($500,000 prior to September 13, 2019). These purchases do not incur an initial sales charge.

For the six months ended September 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$35,963
CDSCs	3,530

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2019, such purchase and sale transactions (excluding accrued interest) were $103,625,000 and $127,515,000, respectively.

3. Investments

During the six months ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$328,695,855
Sales	304,107,058

At September 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,313,744,825	$141,727,729	$(2,538,731)	$139,188,998
Futures contracts	—	1,123,136	—	1,123,136

50	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2019.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,123,136

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(7,107,565)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,381,817

During the six months ended September 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$38,112,737

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

For the six months ended September 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$457,905	$209,499
Class C	1,221,463	121,572
Class I	—	533,169
Class IS	—	1,526
Total	$1,679,368	$865,766

For the six months ended September 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$115,914
Class IS	—
Total	$115,914

6. Distributions to shareholders by class

	Six Months Ended September 30, 2019	Year Ended March 31, 2019
Net Investment Income:
Class A	$8,970,877	$17,220,254
Class C	3,812,738	12,014,555
Class I	19,491,500	45,716,581
Class IS	3,484,347	3,404,692
Total	$35,759,462	$78,356,082

7. Shares of beneficial interest

At September 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

52	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares		Amount
Class A
Shares sold	28,939,265	$185,282,638	17,120,750		$107,269,804
Shares issued on reinvestment	1,303,930	8,405,603	2,509,673		15,761,374
Shares repurchased	(8,150,537)	(52,365,957)	(31,274,147)		(195,853,749)
Net increase (decrease)	22,092,658	$141,322,284	(11,643,724)		$(72,822,571)
Class C
Shares sold	4,023,457	$25,968,246	7,344,300		$46,038,728
Shares issued on reinvestment	584,556	3,767,570	1,883,792		11,845,983
Shares repurchased	(31,156,206)	(199,779,356)	(23,520,343)		(147,785,898)
Net decrease	(26,548,193)	$(170,043,540)	(14,292,251)		$(89,901,187)
Class I
Shares sold	24,700,734	$158,804,177	93,206,996		$585,569,738
Shares issued on reinvestment	2,851,401	18,372,963	6,901,982		43,349,135
Shares repurchased	(19,460,088)	(125,071,170)	(144,111,222)		(902,881,949)
Net increase (decrease)	8,092,047	$52,105,970	(44,002,244)		$(273,963,076)
Class IS
Shares sold	7,595,940	$48,894,711	37,367,734	[1]	$233,953,163	[1]
Shares issued on reinvestment	531,002	3,423,841	542,761	[1]	3,403,870	[1]
Shares repurchased	(2,347,638)	(15,108,487)	(6,408,702)	[1]	(40,064,088)	[1]
Net increase	5,779,304	$37,210,065	31,501,793	[1]	$197,292,945	[1]

[1]	For the period ended September 18, 2018 (inception date) to March 31, 2019.

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended September 30, 2019, the Fund incurred a commitment fee in the amount of $13,314. The Fund did not utilize the Redemption Facility during the six months ended September 30, 2019.

Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

9. Deferred capital losses

As of March 31, 2019, the Fund had deferred capital losses of $79,886,258, which have no expiration date, that will be available to offset future taxable capital gains.

54	Western Asset Intermediate-Term Municipals Fund 2019 Semi-Annual Report

Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s web-site at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/19 SR19-3728

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 21, 2019